Shareholder Report, Holdings (Details)	Mar. 31, 2026
Formidable ETF [Member] | Acacia Research Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.49%
Formidable ETF [Member] | US Treasury Bill 4/9/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.88%
Formidable ETF [Member] | US Treasury Bill 10/29/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.18%
Formidable ETF [Member] | US Treasury Bill 9/24/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Formidable ETF [Member] | Royalty Pharma Plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Formidable ETF [Member] | Pan American Silver Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.31%
Formidable ETF [Member] | Brookfield Infrastructure Partners LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.08%
Formidable ETF [Member] | Royal Gold, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.83%
Formidable ETF [Member] | Alliance Resource Partners LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.38%
Formidable ETF [Member] | Genpact Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.74%
Formidable ETF [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.41%
Formidable ETF [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.17%
Formidable ETF [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.06%
Formidable ETF [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.11%
Formidable ETF [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.74%
Formidable ETF [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.23%
Formidable ETF [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.82%
Formidable ETF [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.37%
Formidable ETF [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.97%
Formidable ETF [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.92%
Formidable ETF [Member] | Debt Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.06%
Formidable Fortress ETF [Member] | ServiceNow, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.58%
Formidable Fortress ETF [Member] | Fastenal Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.33%
Formidable Fortress ETF [Member] | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.98%
Formidable Fortress ETF [Member] | Nvidia Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.96%
Formidable Fortress ETF [Member] | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.71%
Formidable Fortress ETF [Member] | F5, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Formidable Fortress ETF [Member] | Interactive Brokers Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.17%
Formidable Fortress ETF [Member] | Snap-on, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.35%
Formidable Fortress ETF [Member] | EMCOR Group, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.34%
Formidable Fortress ETF [Member] | Regeneron Pharmaceuticals, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.17%
Formidable Fortress ETF [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%
Formidable Fortress ETF [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.16%
Formidable Fortress ETF [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.06%
Formidable Fortress ETF [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Formidable Fortress ETF [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.35%
Formidable Fortress ETF [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.48%
Formidable Fortress ETF [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
Formidable Fortress ETF [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.93%
Formidable Fortress ETF [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.47%
Formidable Fortress ETF [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%